Income Taxes - Components of Net Deferred Tax Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts	$ 436	$ 201
Accrued expenses	3,133	4,323
Net operating loss	26,652	47,631
Research and experimentation credits	1,689	2,177
Stock-based compensation	1,090	0
Interest	1,528	0
Deferred revenue	1,164	0
Other credits	790	2,920
Total deferred tax assets	36,482	57,252
Valuation allowance	(1,775)	(1,811)
Deferred tax assets, net of valuation allowance	34,707	55,441
Deferred tax liabilities:
Property and equipment	9,107	11,891
Prepaid expenses	1,805	1,230
Deferred revenue	0	101
Debt costs	9,118	14,917
Foreign royalty	2,017	714
Intangibles	152,931	189,686
Total deferred tax liabilities	174,978	218,539
Net deferred tax liability	$ 140,271	$ 163,098